Bernstein Fund, Inc.

Schedule of Investments

International Strategic Equities Portfolio

June 30, 2021 (unaudited)

Company	Shares	U.S. $ Value

COMMON STOCKS – 97.4%
Information Technology – 16.7%
Electronic Equipment, Instruments & Components – 0.6%
Simplo Technology Co., Ltd.	4,074,000	$52,463,404

IT Services – 1.6%
Adyen NV(a) (b)	3,940	9,662,178
Infosys Ltd.	3,732,987	78,931,328
Otsuka Corp.	1,092,400	57,263,882

		145,857,388

Semiconductors & Semiconductor Equipment – 7.6%
ASML Holding NV	128,902	88,983,535
MediaTek, Inc.	3,241,000	111,769,866
STMicroelectronics NV	1,387,900	50,473,153
Taiwan Semiconductor Manufacturing Co., Ltd.	10,981,000	236,509,089
Taiwan Semiconductor Manufacturing Co., Ltd. (Sponsored ADR)	530,830	63,784,533
United Microelectronics Corp.	76,829,000	145,691,004

		697,211,180

Software – 6.0%
Avast PLC(a)	14,560,674	98,712,829
Constellation Software, Inc./Canada	154,432	233,891,724
Open Text Corp.	965,530	49,032,038
Oracle Corp./Japan	985,100	75,270,232
SAP SE	659,763	92,670,095

		549,576,918

Technology Hardware, Storage & Peripherals – 0.9%
Samsung Electronics Co., Ltd.	1,168,800	83,669,866

		1,528,778,756

Financials – 16.5%
Banks – 12.1%
ABN AMRO Bank NV (GDR)(a) (b)	6,618,340	80,196,806
Bank Hapoalim BM(b)	1,831,259	14,702,475
Bank Polska Kasa Opieki SA(b)	4,204,200	102,595,913
China Construction Bank Corp. - Class H	70,483,000	55,308,244
CTBC Financial Holding Co., Ltd.	56,193,000	45,759,860
Erste Group Bank AG	2,868,909	105,465,005
Hana Financial Group, Inc.	3,317,770	135,966,766
ICICI Bank Ltd.(b)	8,615,331	73,409,905
KB Financial Group, Inc.	1,191,750	59,146,572
KB Financial Group, Inc. (ADR)(b)	714,000	35,200,200
KBC Group NV	1,642,100	125,376,491
Mediobanca Banca di Credito Finanziario SpA(b)	6,502,400	76,079,039
Mitsubishi UFJ Financial Group, Inc.	13,227,300	71,245,625
OTP Bank Nyrt(b)	932,730	50,210,460
Sberbank of Russia PJSC (Sponsored ADR)	4,684,655	78,186,892

		1,108,850,253

Company	Shares	U.S. $ Value

Capital Markets – 1.9%
Partners Group Holding AG	66,066	$100,152,529
Singapore Exchange Ltd.	8,493,500	70,741,267

		170,893,796

Consumer Finance – 0.0%
Isracard Ltd.(b)	1	4

Diversified Financial Services – 0.5%
ORIX Corp.	2,669,700	45,122,193

Insurance – 2.0%
NN Group NV	2,056,640	97,154,290
Suncorp Group Ltd.	10,704,083	89,114,307

		186,268,597

		1,511,134,843

Consumer Discretionary – 16.3%
Auto Components – 0.9%
Faurecia SE	733,393	36,053,778
Hyundai Mobis Co., Ltd.	166,010	43,051,575

		79,105,353

Automobiles – 7.6%
Ford Otomotiv Sanayi AS	1,057,238	20,625,568
Honda Motor Co., Ltd.	2,299,600	73,962,571
Hyundai Motor Co.	462,870	98,489,949
Kia Corp.	1,972,740	157,213,177
Stellantis NV	11,803,727	232,141,182
Suzuki Motor Corp.	2,603,100	110,318,289

		692,750,736

Diversified Consumer Services – 0.7%
New Oriental Education & Technology Group, Inc.(b)	8,301,100	68,176,246

Hotels, Restaurants & Leisure – 0.9%
Compass Group PLC(b)	2,131,370	44,903,512
OPAP SA	2,593,340	39,113,315

		84,016,827

Household Durables – 1.9%
Persimmon PLC	2,241,990	91,839,972
Sony Group Corp.	832,900	80,763,993

		172,603,965

Internet & Direct Marketing Retail – 2.8%
Alibaba Group Holding Ltd.(b)	9,095,520	257,892,802

Textiles, Apparel & Luxury Goods – 1.5%
LVMH Moet Hennessy Louis Vuitton SE	180,320	141,849,950

		1,496,395,879

Health Care – 11.1%
Biotechnology – 1.1%
CSL Ltd.	411,430	87,991,892
Genmab A/S(b)	34,353	14,075,883

		102,067,775

Company	Shares	U.S. $ Value

Health Care Equipment & Supplies – 2.6%
Coloplast A/S - Class B	424,540	$69,702,334
Getinge AB - Class B	3,402,060	128,334,464
Koninklijke Philips NV	810,859	40,246,305

		238,283,103

Health Care Providers & Services – 2.0%
Sonic Healthcare Ltd.	6,486,480	186,910,840

Life Sciences Tools & Services – 0.8%
Sartorius Stedim Biotech	145,650	68,934,747

Pharmaceuticals – 4.6%
Nippon Shinyaku Co., Ltd.	604,700	48,108,459
Novo Nordisk A/S - Class B	2,011,040	168,341,361
Roche Holding AG	539,562	203,327,374

		419,777,194

		1,015,973,659

Consumer Staples – 8.7%
Beverages – 1.0%
Asahi Group Holdings Ltd.	854,800	39,952,256
Pernod Ricard SA	218,800	48,630,996

		88,583,252

Food & Staples Retailing – 3.3%
Coles Group Ltd.	7,784,349	99,715,480
Koninklijke Ahold Delhaize NV	6,942,760	206,752,269

		306,467,749

Food Products – 2.8%
Nestle SA	2,083,375	259,686,561

Tobacco – 1.6%
Swedish Match AB	17,271,660	147,294,830

		802,032,392

Industrials – 8.1%
Aerospace & Defense – 0.7%
Saab AB - Class B	2,554,090	67,807,318

Commercial Services & Supplies – 0.9%
Secom Co., Ltd.	1,080,000	82,318,167

Electrical Equipment – 2.1%
Fuji Electric Co., Ltd.	1,675,500	78,207,500
Nexans SA	510,570	46,590,216
Schneider Electric SE	458,580	72,292,633

		197,090,349

Machinery – 1.7%
Volvo AB - Class B	5,010,120	120,741,014
Zoomlion Heavy Industry Science and Technology Co., Ltd. - Class H	30,156,600	31,565,454

		152,306,468

Company	Shares	U.S. $ Value

Professional Services – 2.7%
RELX PLC	1,903,400	$50,762,416
RELX PLC (London)	849,650	22,529,912
Teleperformance	254,900	103,512,258
Wolters Kluwer NV	686,640	69,016,802

		245,821,388

		745,343,690

Materials – 7.7%
Chemicals – 3.5%
Akzo Nobel NV	716,819	88,757,107
Covestro AG(a)	679,010	43,903,754
Evonik Industries AG	1,553,280	52,148,871
Johnson Matthey PLC	1,588,620	67,637,444
Tosoh Corp.	4,006,300	69,079,870

		321,527,046

Metals & Mining – 4.2%
Anglo American PLC	1,659,260	66,028,822
First Quantum Minerals Ltd.	1,242,760	28,642,831
POSCO	454,860	140,574,295
South32 Ltd.	22,290,060	48,881,776
Sumitomo Metal Mining Co., Ltd.	953,500	37,082,322
Vale SA (Sponsored ADR) - Class B	2,646,270	60,361,419

		381,571,465

		703,098,511

Communication Services – 6.2%
Diversified Telecommunication Services – 1.9%
Nippon Telegraph & Telephone Corp.	6,722,200	175,753,137

Entertainment – 0.9%
Konami Holdings Corp.	1,300,900	77,910,732

Interactive Media & Services – 3.0%
Auto Trader Group PLC(a) (b)	7,265,590	63,632,047
Kakaku.com, Inc.	3,238,200	97,418,358
Tencent Holdings Ltd.	1,484,400	111,764,146

		272,814,551

Media – 0.4%
Informa PLC(b)	5,719,350	39,748,078

		566,226,498

Energy – 3.9%
Oil, Gas & Consumable Fuels – 3.9%
ENEOS Holdings, Inc.	32,559,700	136,451,182
LUKOIL PJSC (Sponsored ADR)	472,330	43,454,360
Royal Dutch Shell PLC - Class B	6,538,220	126,925,050
Woodside Petroleum Ltd.	3,027,260	50,409,009

		357,239,601

Company	Shares	U.S. $ Value

Utilities – 2.2%
Electric Utilities – 2.2%
Cia de Transmissao de Energia Eletrica Paulista (Preference Shares)	6,595,800	$33,272,070
EDP - Energias de Portugal SA	11,007,157	58,341,268
Enel SpA	5,986,920	55,635,660
Equatorial Energia SA	10,845,800	54,078,540

		201,327,538

Total Common Stocks (cost $7,471,100,519)		8,927,551,367

SHORT-TERM INVESTMENTS – 1.3%
Investment Companies – 1.3%
AB Fixed Income Shares, Inc. - Government Money Market Portfolio - Class AB, 0.01%(c) (d) (e) (cost $125,708,897)	125,708,897	125,708,897

Total Investments – 98.7% (cost $7,596,809,416)(f)		9,053,260,264
Other assets less liabilities – 1.3%		114,705,602

Net Assets – 100.0%		$9,167,965,866

FORWARD CURRENCY EXCHANGE CONTRACTS

Counterparty	Contracts to Deliver (000)		In Exchange For (000)		Settlement Date	Unrealized Appreciation/ (Depreciation)
Bank of America, NA	BRL	47,216	USD	9,439	07/02/2021	$(53,896)
Bank of America, NA	USD	9,352	BRL	47,216	07/02/2021	140,462
Bank of America, NA	CAD	34,827	USD	28,311	07/16/2021	215,848
Bank of America, NA	USD	42,355	CAD	51,442	07/16/2021	(856,666)
Bank of America, NA	RUB	3,864,393	USD	52,013	07/28/2021	(597,591)
Bank of America, NA	USD	28,700	RUB	2,131,535	07/28/2021	319,578
Bank of America, NA	EUR	42,508	USD	51,218	08/03/2021	780,281
Bank of America, NA	USD	13,836	JPY	1,529,276	08/19/2021	(64,903)
Barclays Bank PLC	USD	133,417	INR	9,932,222	07/15/2021	(21,726)
Barclays Bank PLC	USD	15,484	JPY	1,701,741	08/19/2021	(160,406)
BNP Paribas SA	KRW	22,968,611	USD	20,373	07/22/2021	47,192
BNP Paribas SA	EUR	3,087	USD	3,676	08/03/2021	13,610
BNP Paribas SA	SGD	21,048	USD	15,668	08/19/2021	15,974
BNP Paribas SA	AUD	194,675	USD	151,195	08/25/2021	5,163,452
Citibank, NA	INR	943,427	USD	12,680	07/15/2021	8,877
Citibank, NA	SEK	134,388	USD	15,915	07/15/2021	210,490
Citibank, NA	USD	311,956	CAD	390,406	07/16/2021	2,986,123
Citibank, NA	TWD	515,054	USD	18,505	07/22/2021	34,826
Citibank, NA	USD	19,996	NZD	27,640	07/29/2021	(677,086)
Citibank, NA	CHF	33,017	USD	36,219	08/05/2021	502,620
Citibank, NA	USD	8,954	CHF	8,055	08/05/2021	(241,233)
Citibank, NA	USD	45,590	MXN	924,524	08/27/2021	471,760
Credit Suisse International	EUR	103,073	USD	123,074	08/03/2021	774,764
Credit Suisse International	PLN	273,056	USD	71,937	09/17/2021	308,158
Deutsche Bank AG	BRL	47,216	USD	9,558	07/02/2021	64,952
Deutsche Bank AG	USD	9,439	BRL	47,216	07/02/2021	53,896
Deutsche Bank AG	USD	23,750	INR	1,766,204	07/15/2021	(29,386)
Deutsche Bank AG	USD	9,528	BRL	47,216	08/03/2021	(67,251)
Goldman Sachs Bank USA	SEK	257,866	USD	30,862	07/15/2021	726,687
Goldman Sachs Bank USA	TWD	561,260	USD	20,323	07/22/2021	195,668
Goldman Sachs Bank USA	TWD	4,082,601	USD	145,719	07/22/2021	(687,154)
Goldman Sachs Bank USA	AUD	11,501	USD	8,845	08/25/2021	217,967
Goldman Sachs Bank USA	USD	110,394	ZAR	1,535,790	09/16/2021	(3,867,668)
HSBC Bank USA	SEK	317,987	USD	37,736	07/15/2021	575,143
HSBC Bank USA	USD	25,197	IDR	372,589,983	07/15/2021	364,224

Counterparty	Contracts to Deliver (000)		In Exchange For (000)		Settlement Date	Unrealized Appreciation/ (Depreciation)
HSBC Bank USA	USD	15,788	INR	1,154,037	07/15/2021	$(288,830)
HSBC Bank USA	USD	17,083	SEK	144,419	07/15/2021	(205,591)
HSBC Bank USA	CAD	62,913	USD	51,174	07/16/2021	422,010
HSBC Bank USA	KRW	14,069,743	USD	12,596	07/22/2021	145,436
HSBC Bank USA	TWD	1,242,652	USD	44,954	07/22/2021	391,677
HSBC Bank USA	USD	36,854	TWD	1,022,868	07/22/2021	(173,258)
HSBC Bank USA	EUR	39,360	USD	46,877	08/03/2021	174,727
HSBC Bank USA	AUD	5,411	USD	4,162	08/25/2021	102,507
HSBC Bank USA	USD	109,563	GBP	77,742	08/26/2021	(2,008,331)
HSBC Bank USA	USD	31,832	CNY	207,267	09/16/2021	42,270
JPMorgan Chase Bank, NA	SEK	1,469,682	USD	171,503	07/15/2021	(247,624)
JPMorgan Chase Bank, NA	USD	5,400	SEK	45,658	07/15/2021	(64,767)
Morgan Stanley Capital Services, Inc.	SEK	209,732	USD	25,153	07/15/2021	643,607
Morgan Stanley Capital Services, Inc.	KRW	36,520,644	USD	32,537	07/22/2021	219,630
Morgan Stanley Capital Services, Inc.	TWD	507,068	USD	18,362	07/22/2021	178,105
Morgan Stanley Capital Services, Inc.	USD	15,174	KRW	17,202,425	07/22/2021	49,041
Morgan Stanley Capital Services, Inc.	USD	23,368	RUB	1,732,858	07/28/2021	223,622
Morgan Stanley Capital Services, Inc.	USD	16,217	CHF	14,587	08/05/2021	(437,975)
Morgan Stanley Capital Services, Inc.	JPY	15,327,053	USD	139,303	08/19/2021	1,285,466
Morgan Stanley Capital Services, Inc.	USD	40,927	JPY	4,509,877	08/19/2021	(316,153)
Morgan Stanley Capital Services, Inc.	PLN	48,882	USD	12,944	09/17/2021	121,586
Morgan Stanley Capital Services, Inc.	USD	30,975	MYR	128,127	09/23/2021	(191,766)
Standard Chartered Bank	INR	2,079,955	USD	27,648	07/15/2021	(286,989)
Standard Chartered Bank	SEK	83,998	USD	9,966	07/15/2021	150,131
Standard Chartered Bank	KRW	291,691,375	USD	261,669	07/22/2021	3,545,859
Standard Chartered Bank	USD	503,347	CNY	3,276,892	09/16/2021	580,088
State Street Bank & Trust Co.	SEK	68,126	USD	8,218	07/15/2021	256,529
State Street Bank & Trust Co.	PLN	32,095	USD	8,495	09/17/2021	76,202
UBS AG	KRW	29,119,686	USD	26,140	07/22/2021	371,208
UBS AG	TWD	1,345,580	USD	48,685	07/22/2021	431,303
UBS AG	EUR	141,748	USD	173,361	08/03/2021	5,172,076

						$17,229,382

(a)

Security is exempt from registration under Rule 144A or Regulation S of the Securities Act of 1933. These securities are considered restricted, but liquid and may be resold in transactions exempt from registration. At June 30, 2021, the aggregate market value of these securities amounted to $296,107,614 or 3.2% of net assets.

(b)	Non-income producing security.
(c)	Affiliated investments.
(d)	The rate shown represents the 7-day yield as of period end.
(e)	To obtain a copy of the fund’s shareholder report, please go to the Securities and Exchange Commission’s website at www.sec.gov, or call AB at (800) 227-4618.
(f)

As of June 30, 2021, the cost basis of investment securities owned was substantially identical for both book and tax purposes. Gross unrealized appreciation of investments was $1,612,320,144 and gross unrealized depreciation of investments was $(138,639,914), resulting in net unrealized appreciation of $1,473,680,230.

Please note: The sector classifications presented herein are based on the Global Industry Classification Standard (GICS) which was developed by Morgan Stanley Capital International and Standard & Poor’s. The components are divided into sector, industry group, and industry sub-indices as classified by the GICS for each of the market capitalization indices in the broad market.

Currency Abbreviations:

AUD – Australian Dollar

BRL – Brazilian Real

CAD – Canadian Dollar

CHF – Swiss Franc

CNY – Chinese Yuan Renminbi

EUR – Euro

GBP – Great British Pound

IDR – Indonesian Rupiah

INR – Indian Rupee

JPY – Japanese Yen

KRW – South Korean Won

MXN – Mexican Peso

MYR – Malaysian Ringgit

NZD – New Zealand Dollar

PLN – Polish Zloty

RUB – Russian Ruble

SEK – Swedish Krona

SGD – Singapore Dollar

TWD – New Taiwan Dollar

USD – United States Dollar

ZAR – South African Rand

Glossary:

ADR – American Depositary Receipt

GDR – Global Depositary Receipt

PJSC – Public Joint Stock Company

COUNTRY BREAKDOWN1

June 30, 2021 (unaudited)

15.0%	Japan
10.1%	Netherlands
8.3%	South Korea
7.3%	Taiwan
6.7%	United Kingdom
6.2%	Switzerland
6.2%	Australia
5.8%	China
5.5%	France
5.1%	Sweden
3.4%	Canada
2.8%	Denmark
2.1%	Germany
14.1%	Other
1.4%	Short-Term

100.0%	Total Investments

1

All data are as of June 30, 2021. The Fund’s country breakdown is expressed as a percentage of total investments and may vary over time. “Other” country weightings represent 1.7% or less in the following: Austria, Belgium, Brazil, Greece, Hungary, India, Israel, Italy, Poland, Portugal, Russia, Singapore, South Africa and Turkey.

Bernstein Fund, Inc.

International Strategic Equities Portfolio

June 30, 2021 (unaudited)

In accordance with U.S. GAAP regarding fair value measurements, fair value is defined as the price that the Portfolio would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. U.S. GAAP establishes a framework for measuring fair value, and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability (including those valued based on their market values). Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the Portfolio. Unobservable inputs reflect the Portfolio’s own assumptions about the assumptions that market participants would use in pricing the asset or liability based on the best information available in the circumstances. Each investment is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized below.

•	Level 1 - quoted prices in active markets for identical investments
•	Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3 - significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)

The fair value of debt instruments, such as bonds, and over-the-counter derivatives is generally based on market price quotations, recently executed market transactions (where observable) or industry recognized modeling techniques and are generally classified as Level 2. Pricing vendor inputs to Level 2 valuations may include quoted prices for similar investments in active markets, interest rate curves, coupon rates, currency rates, yield curves, option adjusted spreads, default rates, credit spreads and other unique security features in order to estimate the relevant cash flows which is then discounted to calculate fair values. If these inputs are unobservable and significant to the fair value, these investments will be classified as Level 3.

Where readily available market prices or relevant bid prices are not available for certain equity investments, such investments may be valued based on similar publicly traded investments, movements in relevant indices since last available prices or based upon underlying company fundamentals and comparable company data (such as multiples to earnings or other multiples to equity). Where an investment is valued using an observable input, by pricing vendors, such as another publicly traded security, the investment will be classified as Level 2. If management determines that an adjustment is appropriate based on restrictions on resale, illiquidity or uncertainty, and such adjustment is a significant component of the valuation, the investment will be classified as Level 3. An investment will also be classified as Level 3 where management uses company fundamentals and other significant inputs to determine the valuation.

The following table summarizes the valuation of the Portfolio’s investments by the above fair value hierarchy levels as of June 30, 2021:

Investments in Securities:	Level 1	Level 2		Level 3	Total
Assets:
Common Stocks:
Information Technology	$346,708,295	$1,182,070,461		$—	$1,528,778,756
Financials	113,387,092	1,397,747,751		—	1,511,134,843
Consumer Discretionary	—	1,496,395,879		—	1,496,395,879
Health Care	—	1,015,973,659		—	1,015,973,659
Consumer Staples	—	802,032,392		—	802,032,392
Industrials	—	745,343,690		—	745,343,690
Materials	89,004,250	614,094,261		—	703,098,511
Communication Services	—	566,226,498		—	566,226,498
Energy	43,454,360	313,785,241		—	357,239,601
Utilities	145,691,878	55,635,660		—	201,327,538
Short-Term Investments	125,708,897	—		—	125,708,897

Total Investments in Securities	863,954,772	8,189,305,492	(a)	—	9,053,260,264
Other Financial Instruments(b):
Assets:
Forward Currency Exchange Contracts	—	28,775,632		—	28,775,632
Liabilities:
Forward Currency Exchange Contracts	—	(11,546,250)		—	(11,546,250)

Total	$863,954,772	$8,206,534,874		$—	$9,070,489,646

(a)

A significant portion of the Portfolio’s foreign equity investments are categorized as Level 2 investments since they are valued using fair value prices based on third party vendor modeling tools to the extent available.

(b)

Other financial instruments are derivative instruments, such as futures, forwards and swaps, which are valued at the unrealized appreciation/(depreciation) on the instrument. Other financial instruments may also include swaps with upfront premiums, options written and swaptions written which are valued at market value.

A summary of the Portfolio’s transactions in AB mutual funds for the nine months ended June 30, 2021 is as follows:

Fund	Market Value 09/30/2020 (000)	Purchases at Cost (000)	Sales Proceeds (000)	Market Value 06/30/2021 (000)	Dividend Income (000)
Government Money Market Portfolio	$62,020	$1,824,164	$1,760,475	$125,709	$17